FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	$ 147,033	$ 143,016
Financial Liabilities	121,191	104,151
Foreign currency risk | United States dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	12,267	8,052
Financial Liabilities	9,241	23,582
Foreign currency risk | Thai Baht (THB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	8,504	8,357
Financial Liabilities	715,579	191,489
Foreign currency risk | Singapore dollar (SGD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	71	160
Financial Liabilities	47	47
Foreign currency risk | Taiwan dollar (TWD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	3,940	14,953
Financial Liabilities	9,287	4,704
Foreign currency risk | Renminbi (RMB)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	19	19
Financial Liabilities	0	2
Foreign currency risk | Hong Kong dollar (HKD)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	6,568	6,789
Financial Liabilities	32	24
Foreign currency risk | Euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial Assets	4	8
Financial Liabilities	$ 0	$ 1